TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Recoverable
Schdule of taxes recoverable
	December 31, 2018	December 31, 2017	January 1, 2017

VAT recoverable	$3,144	$5,779	$3,376
GST recoverable	82	105	153
Income taxes recoverable	2,117	485	-
	$5,343	$6,369	$3,529